Summarized Unaudited Financial Information for AquaBounty (Detail) (AquaBounty [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
AquaBounty [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 514
Non-current assets	1,962
Total assets	2,476
Current liabilities	706
Non-current liabilities	2,741
Total liabilities	3,447
Net liabilities	(971)
Revenues
Operating expenses	578
Loss from operations	(578)
Other expense	(1)
Net loss	$ (579)